Reportable Segments and Geographic Information	12 Months Ended
Dec. 31, 2023
Segment, Geographic Information [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 17:- REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information:

The Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis, accompanied by disaggregated information and contributed profit by the operating segments.

Segment profit is comprised of operating profit for the segment that does not include amortization of purchased intangible assets, stock-based compensation expenses, capitalization of software development, and certain other items. The Company identified one operating segment as reportable - the Insurance segment, in which the Company operates as a provider of software solutions for the insurance industry. The insurance segment includes both L&P and P&C segments which are aggregated into one reportable segment.

The other operating segments are insignificant individually and therefore their results are presented together under “All other”. The “All other” category mainly includes certain products sold to non-insurance customers.

The Company’s CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

The following tables present information on reportable segments profit for the period presented:

	Year ended December 31, 2023
	Insurance	All other	Unallocated *)	Consolidated

Revenues	$492,747	$22,057	$(220)	$514,584
Segment operating profit	$89,316	$4,825	$(15,273)	$78,868

	Year ended December 31, 2022
	Insurance	All other	Unallocated *)	Consolidated

Revenues	$452,584	$22,244	$(92)	$474,736
Segment operating profit	$79,009	$4,468	$(16,986)	$66,491

	Year ended December 31, 2021
	Insurance	All other	Unallocated *)	Consolidated

Revenues	$441,791	$21,763	$(2,519)	$461,035
Segment operating profit	$77,406	$3,998	$(23,916)	$57,488

*)	Unallocated includes amortization of purchased intangible assets, stock-based compensation expenses, capitalization of software development, and certain other items.

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company’s revenues during the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022	2021
1. Revenues:
North America *)	$212,217	$197,519	$188,980
Europe **)	257,213	232,840	237,054
Rest of the world	45,154	44,377	35,001

	$514,584	$474,736	$461,035

*)	Revenues from North America that are shown in the above table consist of revenues primarily from the United States (in amounts of $210,507, $195,916 and $186,909 during the years ended December 31, 2023, 2022 and 2021, respectively). Revenues from the United States are higher by more than 20% than any other country (including Europe and rest of the world countries).

**)	Revenues from Europe include revenues from United Kingdom, or UK, European Union countries (including Nordic region) and Israel. Revenues from the UK amounted to $77,219, $64,380 and $63,738 during the years ended December 31, 2023, 2022 and 2021, respectively.

	December 31,
	2023	2022
2. Long- lived assets, including property and equipment, net and operation right-of-use assets:
APAC	$14,167	$16,184
Europe	8,544	8,794
Israel (See note 6)	10,871	17,229
North America	2,636	3,502

	$36,218	$45,709

c.	Major customer data:

For the years ended December 31, 2023, 2022 and 2021, no single customer contributed more than 10% to the Company’s total revenues.